UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Small Company Stock Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                        Value ($)
                                                                                  -------------------------------------------------
Common Stocks 96.3%
Consumer Discretionary 11.9%
Auto Components 1.4%
Goodyear Tire & Rubber Co.*                                                                 74,500                       1,092,170
Hayes Lemmerz International, Inc.*                                                          25,100                         221,633
Midas, Inc.*                                                                                13,100                         262,000
Stoneridge, Inc.*                                                                           10,400                         157,352
Tenneco Automotive, Inc.*                                                                   43,200                         744,768
                                                                                                                       -----------
                                                                                                                         2,477,923

Automobiles 0.5%
Monaco Coach Corp.                                                                          42,300                         870,111
                                                                                                                       -----------
Hotels Restaurants & Leisure 3.7%
Alliance Gaming Corp.*                                                                      83,600                       1,154,516
Ameristar Casinos, Inc.                                                                     20,600                         888,066
Argosy Gaming Co.*                                                                          22,400                       1,046,080
California Pizza Kitchen, Inc.*                                                             22,900                         526,700
CEC Entertainment, Inc.*                                                                    22,850                         913,315
CKE Restaurants, Inc.*                                                                      61,800                         896,718
Dave & Buster's, Inc.*                                                                      13,700                         276,740
Jack in the Box, Inc.*                                                                      26,500                         977,055
                                                                                                                       -----------
                                                                                                                         6,679,190

Household Durables 0.3%
WCI Communities, Inc.*                                                                      18,000                         529,200
                                                                                                                       -----------
Internet & Catalog Retail 0.6%
drugstore.com, Inc.*                                                                        26,100                          88,740
J. Jill Group, Inc.*                                                                        40,400                         601,556
Priceline.com, Inc.*                                                                        16,000                         377,440
                                                                                                                       -----------
                                                                                                                         1,067,736

Leisure Equipment & Products 0.2%
Arctic Cat, Inc.                                                                             5,600                         148,512
Escalade, Inc.                                                                              12,500                         167,000
                                                                                                                       -----------
                                                                                                                           315,512

Media 0.8%
Journal Communications, Inc. "A"                                                            12,600                         227,682
Mediacom Communications Corp. "A"*                                                          97,600                         610,000
Salem Communications Corp. "A"*                                                              1,800                          44,910
Thomas Nelson, Inc.                                                                         21,200                         479,120
                                                                                                                       -----------
                                                                                                                         1,361,712

Specialty Retail 3.4%
Aeropostale, Inc.*                                                                          27,300                         803,439
Cato Corp. "A"                                                                              20,500                         590,810
Charlotte Russe Holding, Inc.*                                                              56,400                         569,640
Dick's Sporting Goods, Inc.*                                                                26,300                         924,445
GameStop Corp. "A"*                                                                         13,100                         292,916
Haverty Furniture Companies, Inc.                                                           15,500                         286,750
Payless Shoesource, Inc.*                                                                   86,400                       1,062,720
Select Comfort Corp.*                                                                       14,100                         252,954
Stein Mart, Inc.*                                                                           51,600                         880,296
The Gymboree Corp.*                                                                         10,700                         137,174
Trans World Entertainment Corp.*                                                            18,900                         235,683
                                                                                                                       -----------
                                                                                                                         6,036,827

Textiles, Apparel & Luxury Goods 1.0%
Guess?, Inc.*                                                                               48,700                         611,185
Skechers USA, Inc. "A"*                                                                     58,400                         756,864
The Warnaco Group, Inc.*                                                                    21,900                         473,040
                                                                                                                       -----------
                                                                                                                         1,841,089

Consumer Staples 3.2%
Beverages 0.1%
Boston Beer Co., Inc. "A"*                                                                   7,900                         168,033
Peet's Coffee & Tea, Inc.*                                                                   1,800                          47,646
                                                                                                                       -----------
                                                                                                                           215,679

Food & Staples Retailing 1.0%
Casey's General Stores, Inc.                                                                 8,400                         152,460
Nash-Finch Co.                                                                              16,200                         611,712
Pantry, Inc.*                                                                               32,400                         974,916
                                                                                                                       -----------
                                                                                                                         1,739,088

Food Products 1.3%
Corn Products International, Inc.                                                           26,400                       1,413,984
J & J Snack Foods Corp.                                                                     12,000                         588,360
Lance, Inc.                                                                                  5,000                          95,150
Sanderson Farms, Inc.                                                                        4,500                         194,760
                                                                                                                       -----------
                                                                                                                         2,292,254

Household Products 0.2%
Hooker Furniture Corp.                                                                      16,800                         381,360
                                                                                                                       -----------
Personal Products 0.6%
Elizabeth Arden, Inc.*                                                                      29,400                         697,956
Nutraceutical International Corp.*                                                          26,800                         412,988
                                                                                                                       -----------
                                                                                                                         1,110,944

Energy 6.1%
Energy Equipment & Services 0.1%
Unit Corp.*                                                                                  4,400                         168,124
                                                                                                                       -----------
Oil & Gas 6.0%
Cabot Oil & Gas Corp. "A"                                                                   17,500                         774,375
Callon Petroleum Co.*                                                                       43,100                         623,226
Cimarex Energy Co.*                                                                         33,800                       1,281,020
Comstock Resources, Inc.*                                                                   47,900                       1,056,195
Denbury Resources, Inc.*                                                                    15,400                         422,730
Energy Partners Ltd.*                                                                       38,300                         776,341
Houston Exploration Co.*                                                                    21,200                       1,193,772
Meridian Resource Corp.*                                                                    84,200                         509,410
Remington Oil & Gas Corp.*                                                                  10,400                         283,400
Southwestern Energy Co.*                                                                    26,500                       1,343,285
Stone Energy Corp.*                                                                         10,500                         473,445
Tesoro Petroleum Corp.*                                                                     29,500                         939,870
Vintage Petroleum, Inc.                                                                     10,400                         235,976
Whiting Petroleum Corp.*                                                                    26,000                         786,500
                                                                                                                       -----------
                                                                                                                        10,699,545

Financials 19.5%
Banks 9.5%
AMCORE Financial, Inc.                                                                      10,100                         325,018
Bank of the Ozarks, Inc.                                                                    19,800                         673,794
BankUnited Financial Corp. "A"*                                                              8,300                         265,185
Cathay Bancorp, Inc.                                                                        14,000                         525,000
City Holding Co.                                                                             2,900                         105,096
Community Bank System, Inc.                                                                 11,600                         327,700
Corus Bankshares, Inc.                                                                       2,600                         124,826
Downey Financial Corp.                                                                      23,400                       1,333,800
East West Bancorp, Inc.                                                                     35,800                       1,502,168
Fidelity Bancshares, Inc.                                                                    5,400                         230,904
First BanCorp.                                                                               2,300                         146,073
First Charter Corp.                                                                          1,600                          41,872
First Financial Bankshares, Inc.                                                             2,300                         103,063
First Midwest Bancorp., Inc.                                                                 7,000                         254,030
First Republic Bank                                                                         18,900                       1,001,700
FirstFed Financial Corp.*                                                                   23,600                       1,224,132
Greater Bay Bancorp.                                                                        14,200                         395,896
Hancock Holding Co.                                                                          9,100                         304,486
Hanmi Financial Corp.                                                                       10,100                         362,994
IBERIABANK Corp.                                                                             5,600                         371,616
NetBank, Inc.                                                                               30,000                         312,300
OceanFirst Financial Corp.                                                                   5,000                         123,250
Old National Bancorp.                                                                        4,000                         103,440
Oriental Finance Group, Inc.                                                                 9,350                         264,698
Pacific Capital Bancorp.                                                                    10,533                         358,017
PFF Bancorp., Inc.                                                                          16,200                         750,546
Prosperity Bancshares, Inc.                                                                  6,000                         175,260
Provident Bankshares Corp.                                                                   3,600                         130,932
R & G Financial Corp. "B"                                                                   32,850                       1,277,208
Republic Bancorp., Inc.                                                                     12,873                         196,699
Seacoast Banking Corp. of Florida                                                            7,080                         157,530
Silicon Valley Bancshares*                                                                  16,600                         744,012
Southwest Bancorporation of Texas, Inc.                                                      4,542                         105,783
Sterling Financial Corp.                                                                     9,360                         367,474
Texas Regional Bancshares, Inc. "A"                                                          9,572                         312,813
UMB Financial Corp.                                                                          5,000                         283,300
WesBanco, Inc.                                                                               5,700                         182,229
Westamerica Bancorp.                                                                         6,100                         355,691
Wintrust Financial Corp.                                                                     8,950                         509,792
WSFS Financial Corp.                                                                         9,400                         567,008
                                                                                                                       -----------
                                                                                                                        16,897,335

Consumer Finance 0.5%
Cash America International, Inc.                                                            31,600                         939,468
                                                                                                                       -----------
Diversified Financial Services 1.3%
Accredited Home Lenders Holding Co.*                                                        28,600                       1,420,848
Affiliated Managers Group, Inc.*                                                             1,600                         108,384
Metris Companies, Inc.*                                                                     20,400                         260,100
National Financial Partners Corp.                                                           10,700                         415,160
                                                                                                                       -----------
                                                                                                                         2,204,492

Insurance 1.6%
American Physicians Capital, Inc.*                                                          16,700                         601,534
Commerce Group, Inc.                                                                         5,400                         329,616
LandAmerica Financial Group, Inc.                                                            3,400                         183,362
Stewart Information Services Corp.                                                          11,000                         458,150
The Midland Co.                                                                              3,500                         109,445
Zenith National Insurance Corp.                                                             24,200                       1,206,128
                                                                                                                       -----------
                                                                                                                         2,888,235

Real Estate 6.6%
Alexandria Real Estate Equities, Inc (REIT)                                                  6,200                         461,404
Anthracite Capital, Inc. (REIT)                                                              9,200                         113,712
Brandywine Realty Trust (REIT)                                                              17,500                         514,325
Capital Automotive (REIT)                                                                   14,300                         508,008
Capstead Mortgage Corp. (REIT)                                                              10,600                         111,724
CarrAmerica Realty Corp. (REIT)                                                             17,400                         574,200
Colonial Properties Trust (REIT)                                                             5,200                         204,204
Commercial Net Lease Realty (REIT)                                                          10,900                         224,540
Cousins Properties, Inc. (REIT)                                                              7,700                         233,079
Equity Lifestyle Properties, Inc. (REIT)                                                     7,100                         253,825
Essex Property Trust, Inc. (REIT)                                                            7,600                         636,880
First Industrial Realty Trust, Inc. (REIT)                                                   4,400                         179,212
Glimcher Realty Trust (REIT)                                                                 5,900                         163,489
Heritage Property Investment Trust (REIT)                                                    7,600                         243,884
Highwoods Properties, Inc. (REIT)                                                           18,000                         498,600
Home Properties, Inc. (REIT)                                                                12,300                         528,900
Jones Lang Lasalle, Inc.*                                                                    3,600                         134,676
Kilroy Realty Corp. (REIT)                                                                  10,300                         440,325
Kramont Realty Trust (REIT)                                                                 12,300                         287,820
Nationwide Health Properties, Inc. (REIT)                                                   24,700                         586,625
New Century Financial Corp. (REIT)                                                           9,900                         632,709
Novastar Financial, Inc. (REIT)                                                             11,000                         544,500
Pennsylvania Real Estate Investment Trust (REIT)                                             8,300                         355,240
Prentiss Properties Trust (REIT)                                                            15,500                         592,100
PS Business Parks, Inc. (REIT)                                                               2,900                         130,790
RAIT Investment Trust (REIT)                                                                 3,100                          86,707
Realty Income Corp. (REIT)                                                                   5,500                         278,190
Redwood Trust, Inc. (REIT)                                                                   7,700                         478,093
Sovran Self Storage, Inc. (REIT)                                                             9,200                         387,688
Sun Communities, Inc. (REIT)                                                                 6,800                         273,700
Tanger Factory Outlet Centers, Inc. (REIT)                                                  11,000                         291,060
Taubman Centers, Inc. (REIT)                                                                18,900                         566,055
Washington Real Estate Investment Trust (REIT)                                               9,100                         308,217
                                                                                                                       -----------
                                                                                                                        11,824,481

Health Care 14.0%
Biotechnology 0.5%
Albany Molecular Research, Inc.*                                                            36,200                         403,268
Third Wave Technologies*                                                                    68,300                         587,380
                                                                                                                       -----------
                                                                                                                           990,648

Health Care Equipment & Supplies 3.8%
Align Technology, Inc.*                                                                     48,400                         520,300
Biosite, Inc.*                                                                              13,300                         818,482
Closure Medical Corp.*                                                                      23,500                         458,250
Haemonetics Corp.*                                                                          29,200                       1,057,332
Immucor, Inc.*                                                                              24,900                         585,399
PolyMedica Corp.                                                                             7,900                         294,591
Sola International, Inc.*                                                                   34,300                         944,622
Ventana Medical Systems, Inc.*                                                              19,400                       1,241,406
VISX, Inc.*                                                                                 32,500                         840,775
                                                                                                                       -----------
                                                                                                                         6,761,157

Health Care Providers & Services 5.0%
Allscripts Healthcare Solutions, Inc.*                                                      56,000                         597,520
Amedisys, Inc.*                                                                             27,700                         897,203
America Service Group, Inc.*                                                                17,550                         469,813
Centene Corp.*                                                                              34,400                         975,240
Chemed Corp.                                                                                16,700                       1,120,737
IDX Systems Corp.*                                                                           5,000                         172,300
Lifeline Systems, Inc.*                                                                      4,900                         126,224
Option Care, Inc.                                                                           46,700                         802,773
PAREXEL International Corp.*                                                                 5,000                         101,500
PDI, Inc.*                                                                                  21,800                         485,704
RehabCare Group, Inc.*                                                                      26,600                         744,534
Res-Care, Inc.*                                                                             48,200                         733,604
SFBC International, Inc.*                                                                   16,400                         647,800
Sierra Health Services, Inc.*                                                               18,000                         991,980
                                                                                                                       -----------
                                                                                                                         8,866,932

Pharmaceuticals 4.7%
Alpharma, Inc. "A"                                                                          44,600                         755,970
Bentley Pharmaceuticals, Inc.*                                                              27,000                         290,250
Bone Care International, Inc.*                                                              14,400                         401,040
Connetics Corp.*                                                                            35,900                         872,011
Enzon Pharmaceuticals, Inc.*                                                                55,000                         754,600
First Horizon Pharmaceutical Corp.*                                                         22,400                         512,736
Keryx Biopharmaceuticals, Inc.*                                                             15,800                         182,806
Kos Pharmaceuticals, Inc.*                                                                  17,700                         666,228
Noven Pharmaceuticals, Inc.*                                                                32,000                         545,920
Perrigo Co.                                                                                 55,800                         963,666
Rigel Pharmaceuticals, Inc.*                                                                19,600                         478,632
United Therapeutics Corp.*                                                                  23,400                       1,056,510
Valeant Pharmaceuticals International                                                       35,700                         940,695
                                                                                                                       -----------
                                                                                                                         8,421,064

Industrials 14.6%
Aerospace & Defense 1.2%
DRS Technologies, Inc.*                                                                      8,600                         367,306
Moog, Inc. "A"*                                                                             14,400                         653,040
Orbital Sciences Corp.*                                                                     49,300                         583,219
Teledyne Technologies, Inc.*                                                                16,700                         491,481
                                                                                                                       -----------
                                                                                                                         2,095,046

Airlines 0.9%
ExpressJet Holdings, Inc.*                                                                  47,200                         607,936
Frontier Airlines, Inc.*                                                                    53,500                         610,435
Mesa Air Group, Inc.*                                                                       25,000                         198,500
Pinnacle Airlines Corp.*                                                                    13,800                         192,372
                                                                                                                       -----------
                                                                                                                         1,609,243

Building Products 0.2%
Jacuzzi Brands, Inc.*                                                                       23,100                         200,970
NCI Building Systems, Inc.*                                                                  5,700                         213,750
                                                                                                                       -----------
                                                                                                                           414,720

Commercial Services & Supplies 4.5%
Brady Corp. "A"                                                                              9,200                         575,644
Casella Waste Systems, Inc.*                                                                13,800                         202,032
Coinstar, Inc.*                                                                             35,700                         957,831
Consolidated Graphics, Inc.*                                                                14,700                         674,730
CoStar Group, Inc.*                                                                          9,900                         457,182
DiamondCluster International, Inc.*                                                         34,000                         487,220
Euronet Worldwide, Inc.*                                                                    20,600                         536,012
NCO Group, Inc.*                                                                            31,500                         814,275
Nu Skin Enterprises, Inc. "A"                                                               44,600                       1,131,948
NuCo2, Inc.*                                                                                 7,100                         157,549
Stewart Enterprises, Inc. "A"*                                                             105,000                         733,950
TeleTech Holdings, Inc.*                                                                    62,400                         604,656
The Advisory Board Co.*                                                                      4,500                         165,960
Ventiv Health, Inc.*                                                                        29,600                         601,472
                                                                                                                       -----------
                                                                                                                         8,100,461

Construction & Engineering 0.9%
Dycom Industries, Inc.*                                                                     34,700                       1,059,044
Perini Corp.*                                                                               28,600                         477,334
                                                                                                                       -----------
                                                                                                                         1,536,378

Electrical Equipment 0.8%
Artesyn Technologies, Inc.*                                                                 15,700                         177,410
II-VI, Inc.*                                                                                20,900                         888,041
Vicor Corp.                                                                                 32,200                         422,142
                                                                                                                       -----------
                                                                                                                         1,487,593

Industrial Conglomerates 0.9%
Matthews International Corp. "A"                                                             8,900                         327,520
Tredegar Corp.                                                                              64,200                       1,297,482
                                                                                                                       -----------
                                                                                                                         1,625,002

Machinery 2.2%
Astec Industries, Inc.*                                                                     43,900                         755,519
Kennametal, Inc.                                                                             2,000                          99,540
Stewart & Stevenson Services, Inc.                                                           8,300                         167,909
Terex Corp.*                                                                                24,900                       1,186,485
The Manitowoc Co., Inc.                                                                     18,900                         711,585
Wabash National Corp.*                                                                      29,900                         805,207
Wabtec Corp.                                                                                11,500                         245,180
                                                                                                                       -----------
                                                                                                                         3,971,425

Marine 0.5%
Kirby Corp.*                                                                                19,600                         869,848
                                                                                                                       -----------
Road & Rail 1.5%
Dollar Thrifty Automotive Group, Inc.*                                                      27,600                         833,520
Knight Transportation, Inc.                                                                 44,500                       1,103,600
Old Dominion Freight Line, Inc.*                                                            19,900                         692,520
                                                                                                                       -----------
                                                                                                                         2,629,640

Trading Companies & Distributors 1.0%
Aviall, Inc.*                                                                                3,200                          73,504
United Rentals, Inc.*                                                                       44,200                         835,380
WESCO International, Inc.*                                                                  26,600                         788,424
                                                                                                                       -----------
                                                                                                                         1,697,308

Information Technology 16.0%
Communications Equipment 1.6%
Aspect Communications Corp.*                                                                49,000                         545,860
C-COR.net Corp.*                                                                            38,100                         354,330
CommScope, Inc.*                                                                            39,900                         754,110
Ditech Communications Corp.*                                                                39,600                         592,020
InterDigital Communication Corp.*                                                           25,300                         559,130
                                                                                                                       -----------
                                                                                                                         2,805,450

Computers & Peripherals 0.9%
Dot Hill Systems Corp.*                                                                     83,700                         656,208
PalmOne, Inc.*                                                                              17,600                         555,280
SBS Technologies, Inc.*                                                                     34,900                         487,204
                                                                                                                       -----------
                                                                                                                         1,698,692

Electronic Equipment & Instruments 2.5%
Agilysys, Inc.                                                                              32,900                         563,906
BEI Technologies, Inc.                                                                      24,800                         765,824
Digimarc Corp.*                                                                             48,500                         452,020
LeCroy Corp.*                                                                                9,900                         231,066
Littlefuse, Inc.*                                                                           26,100                         891,576
MTS Systems Corp.                                                                           10,800                         365,148
Rofin-Sinar Technologies, Inc.*                                                             24,200                       1,027,290
X-Rite, Inc.                                                                                 7,900                         126,479
                                                                                                                       -----------
                                                                                                                         4,423,309

Internet Software & Services 1.7%
Digital Insight Corp.*                                                                      10,400                         191,360
EarthLink, Inc.*                                                                            23,700                         273,024
eSPEED, Inc. "A"*                                                                           11,400                         141,018
F5 Networks, Inc.*                                                                          13,800                         672,336
j2 Global Communications, Inc.*                                                             13,700                         472,650
Openwave Systems, Inc.*                                                                     22,600                         349,396
Watchguard Technologies, Inc.*                                                               4,500                          19,935
WebEx Communications, Inc.*                                                                 15,300                         363,834
Websense, Inc.*                                                                             12,700                         644,144
                                                                                                                       -----------
                                                                                                                         3,127,697

IT Consulting & Services 1.1%
BISYS Group, Inc.*                                                                          68,900                       1,133,405
CSG Systems International, Inc.*                                                            40,800                         762,960
Intrado, Inc.*                                                                              11,900                         143,990
                                                                                                                       -----------
                                                                                                                         2,040,355

Semiconductors & Semiconductor Equipment 4.2%
ADE Corp.*                                                                                  25,500                         477,360
Cirrus Logic, Inc.*                                                                         83,100                         457,881
Diodes, Inc.*                                                                               28,500                         644,955
Helix Technology Corp.                                                                      16,200                         281,718
Integrated Device Technology, Inc.*                                                         63,300                         731,748
Kulicke & Soffa Industries, Inc.*                                                           68,100                         587,022
Micrel, Inc.*                                                                               58,700                         646,874
Microsemi Corp.*                                                                            39,500                         685,720
OmniVision Technologies, Inc.*                                                              31,600                         579,860
Photronics, Inc.*                                                                           13,300                         219,450
PLX Technology, Inc.*                                                                       35,134                         365,394
Silicon Image, Inc.*                                                                        38,400                         632,064
Siliconix, Inc.*                                                                             5,400                         197,046
Standard Microsystems Corp.*                                                                25,900                         461,797
TTM Technologies*                                                                           39,000                         460,200
                                                                                                                       -----------
                                                                                                                         7,429,089

Software 4.0%
Altiris, Inc.*                                                                              12,400                         439,332
Ansoft Corp.*                                                                                9,100                         183,820
ANSYS, Inc.*                                                                                29,000                         929,740
Aspen Technology, Inc.*                                                                     61,100                         379,431
E. Piphany*                                                                                 17,600                          85,008
Epicor Software Corp.*                                                                      47,600                         670,684
FactSet Research Systems, Inc.                                                               3,300                         192,852
Kronos, Inc.*                                                                               18,400                         940,792
Macrovision Corp.*                                                                           6,100                         156,892
MICROS Systems, Inc.*                                                                        8,200                         640,092
MRO Software, Inc.*                                                                         11,900                         154,938
RSA Security, Inc.*                                                                         21,800                         437,308
SeaChange International, Inc.*                                                              31,400                         547,616
SS&C Technologies, Inc.                                                                     32,350                         668,027
Verity, Inc.*                                                                               22,700                         297,824
Wind River Systems, Inc.*                                                                   28,600                         387,530
                                                                                                                       -----------
                                                                                                                         7,111,886

Materials 7.9%
Chemicals 2.9%
Compass Minerals International, Inc.                                                        18,600                         450,678
FMC Corp.*                                                                                  25,000                       1,207,500
Georgia Gulf Corp.                                                                          24,200                       1,205,160
NewMarket Corp.*                                                                             5,300                         105,470
Octel Corp.                                                                                 17,200                         357,932
OM Group, Inc.*                                                                             21,100                         684,062
Terra Industries, Inc.*                                                                     83,000                         737,040
W.R. Grace & Co.*                                                                           37,900                         515,819
                                                                                                                       -----------
                                                                                                                         5,263,661

Containers & Packaging 1.4%
Crown Holdings, Inc.*                                                                       60,400                         829,896
Longview Fibre Co.                                                                          26,400                         478,896
Silgan Holdings, Inc.                                                                       20,600                       1,255,776
                                                                                                                       -----------
                                                                                                                         2,564,568

Metals & Mining 2.2%
Brush Engineered Materials, Inc*                                                            19,300                         357,050
Carpenter Technology Corp.                                                                   8,300                         485,218
Century Aluminum Co.*                                                                       31,800                         835,068
Hecla Mining Co.*                                                                           89,200                         520,036
Oregon Steel Mills, Inc.*                                                                   40,200                         815,658
Quanex Corp.                                                                                 8,800                         603,416
Steel Dynamics, Inc.                                                                         6,600                         250,008
                                                                                                                       -----------
                                                                                                                         3,866,454

Paper & Forest Products 1.4%
Buckeye Technologies, Inc.*                                                                 20,500                         266,705
Pope & Talbot, Inc.                                                                         46,500                         795,615
Potlatch Corp.                                                                              27,900                       1,411,182
                                                                                                                       -----------
                                                                                                                         2,473,502

Telecommunication Services 1.4%
Diversified Telecommunication Services 1.1%
Anaren, Inc.*                                                                               11,500                         149,040
General Communication, Inc. "A"*                                                            40,300                         444,912
Golden Telecom Inc.                                                                         17,500                         462,350
Ptek Holdings, Inc.*                                                                        72,600                         777,546
Talk America Holdings, Inc.*                                                                14,100                          93,342
                                                                                                                       -----------
                                                                                                                         1,927,190

Wireless Telecommunication Services 0.3%
Alamosa Holdings, Inc.*                                                                     43,200                         538,704
At Road, Inc.*                                                                               9,400                          64,954
                                                                                                                       -----------
                                                                                                                           603,658

Utilities 1.7%
Electric Utilities 0.6%
PNM Resources, Inc.                                                                         13,000                         328,770
Sierra Pacific Resources*                                                                   72,500                         761,250
                                                                                                                       -----------
                                                                                                                         1,090,020

Gas Utilities 0.2%
South Jersey Industries, Inc.                                                                5,100                         268,056
                                                                                                                       -----------
Multi-Utilities 0.9%
Avista Corp.                                                                                   600                          10,602
Energen Corp.                                                                               26,900                       1,585,755
                                                                                                                       -----------
                                                                                                                         1,596,357


Total Common Stocks (Cost $144,950,845)                                                                                171,906,714

                                                                                         Principal
                                                                                         Amount ($)                       Value ($)

US Government Backed 0.4%
US Treasury Bill, 1.813%**, 1/20/2005 (b)
(Cost $652,053)                                                                            655,000                         654,428
                                                                                                                       -----------

                                                                                            Shares                        Value ($)

Cash Equivalents 3.4%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $6,040,916)                                                                        6,040,916                       6,040,916
                                                                                                                       -----------

                                                                                              % of
                                                                                        Net Assets                        Value ($)
                                                                                        ----------                        ---------

Total Investment Portfolio  (Cost $151,643,814)                                              100.1                     178,602,058
Other Assets and Liabilities, Net                                                             -0.1                        -150,611
                                                                                                                       -----------
Net Assets                                                                                   100.0                     178,451,447
                                                                                                                       ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At December 31, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

At December 31, 2004, open futures contracts purchased were as follows:

                                         Aggregate                      Unrealized
                    Expiration             Face                        Appreciation ($)
Futures               Date   Contracts    Value ($)        Value ($)
----------------------------------------------------------------------------------------
Russell 2000 Index  3/17/2005    20       6,353,367        6,539,500       186,633
----------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Small Company Stock Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Small Company Stock Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005